FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities Classified as Loans and Receivables - Loans and receivables, category [member] - GBP (£) £ in Millions		Dec. 31, 2019	Dec. 31, 2018
Asset-backed securities:
Asset-backed securities		£ 3,883	£ 4,052
Corporate and other debt securities		1,664	1,192
Debt securities		5,544	5,238
Investment Grade [Member]
Asset-backed securities:
Asset-backed securities	[1]	3,883	4,026
Corporate and other debt securities	[1]	1,650	1,176
Other [Member]
Asset-backed securities:
Asset-backed securities	[2]		26
Corporate and other debt securities	[2]	14	16
Mortgages [member]
Asset-backed securities:
Asset-backed securities		3,007	3,272
Mortgages [member] | Investment Grade [Member]
Asset-backed securities:
Asset-backed securities	[1]	3,007	3,263
Mortgages [member] | Other [Member]
Asset-backed securities:
Asset-backed securities	[2]		9
Other asset-backed [Member]
Asset-backed securities:
Asset-backed securities		876	780
Other asset-backed [Member] | Investment Grade [Member]
Asset-backed securities:
Asset-backed securities	[1]	876	763
Other asset-backed [Member] | Other [Member]
Asset-backed securities:
Asset-backed securities	[2]		17
Debt securities held within loans and receivables [Member]
Asset-backed securities:
Gross exposure		5,547	5,244
Allowance for impairment losses		(3)	(6)
Debt securities held within loans and receivables [Member] | Investment Grade [Member]
Asset-backed securities:
Gross exposure	[1]	5,533	5,202
Debt securities held within loans and receivables [Member] | Other [Member]
Asset-backed securities:
Gross exposure	[2]	£ 14	£ 42

[1]	Credit ratings equal to or better than 'BBB'.
[2]	Other comprises sub-investment grade (31 December 2019: nil; 31 December 2018: 6 million) and not rated (31 December 2019: 14 million; 31 December 2018: 36 million).